Income Taxes, Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carry Forwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carry forwards	$ 5,513
Operating loss and tax credit carryforwards, expiration date	Dec. 31, 2042
Undistributed earnings of foreign subsidiaries	$ 0
U.S. Federal [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
U.S. Federal NOLs	3,244
U.S. Federal tax credits	1,221
U.S. State [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carry forwards	974
Non-U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carry forwards	$ 74